Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Interest-bearing:
Savings deposits	₨ 2,487,001.6	$ 35,960.1	₨ 2,237,968.7
Time deposits	5,317,715.9	76,890.1	4,455,680.6
Total interest-bearing deposits	7,804,717.5	112,850.2	6,693,649.3
Non-interest-bearing deposits	1,420,309.4	20,536.6	1,190,102.2
Total	₨ 9,225,026.9	$ 133,386.8	₨ 7,883,751.5